Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Employee Benefit Plans
Employee Benefit Plans

(17)    Employee Benefit Plans

Defined Contribution Plan

The Company sponsors several country-specific defined contribution savings plans, which are tax qualified defined contribution plans that allow tax deferred savings by eligible employees to provide funds for their retirement. The Company matches the contributions of participating employees on the basis specified by the plans. The Company’s contributions for these plans were $31 million for the year ended December 31, 2022 and $20 million for each of the years ended December 31, 2021 and 2020. The increase in defined contribution costs is primarily due to the increased number of employees due to the Egencia acquisition.

Defined Benefit Plans

The Company sponsors both contributory and non-contributory defined benefit pension plans in certain non-U.S. subsidiaries. Under the plans, benefits are based on employees’ years of credited service and a percentage of final average compensation, or as otherwise described by the plan. The Company’s most material defined benefit plan in the U.K. is frozen, meaning that no new employees can participate in the plan and the active/former employees do not accrue additional benefits. As of December 31, 2022 and 2021, the aggregate projected benefit obligations of these plans were $570 million and $1,001 million, respectively, and the aggregate accumulated benefit obligation of these plans were $556 million and $975 million, respectively.

The Company uses a December 31 measurement date each year to determine its defined benefit pension obligations. For such plans, the following tables provide a statement of funded status as of December 31, 2022 and 2021 and summaries of the changes in the defined benefit obligation and fair value of plan assets for the years then ended:

	As of December 31,
(in $ millions)	2022	2021
Changes in benefit obligation:
Benefit obligation, beginning of year	$1,001	$1,046
Service cost	5	6
Interest cost	16	13
Plan participants’ contribution	1	1
Actuarial (gain) loss, net	(339)	(18)
Benefit paid	(18)	(22)
Plan amendments	—	(1)
Curtailments and settlements	(3)	(3)
Expenses paid from assets	(1)	(1)
Currency translation adjustment	(92)	(20)
Benefit obligation, end of year	570	1,001
Change in fair value of plan assets
Fair value of plan assets, beginning of year	670	634
Employer contributions	32	25
Plan participants’ contributions	1	1
Benefits paid	(18)	(22)
Actual return on plan assets	(194)	47
Expenses paid from assets	(1)	(1)
Plan settlements	(3)	(3)
Currency translation adjustments	(62)	(11)
Fair value of plan assets, end of year	$425	$670
Unfunded status	$145	$331

The actuarial gain, net, of $339 million and $18 million for the years ended December 31, 2022 and 2021, respectively, are primarily attributable to increases in the discount rate in the respective years.

The amount included in accumulated other comprehensive loss that has not been recognized as a component of net periodic pension benefit (cost) is as follows:

	As of December 31,
(in $ millions)	2022	2021
Unrecognized net actuarial loss	$20	$150
Prior service cost	2	3
Total	22	153
Deferred taxes	5	(25)
Amounts recognized in accumulated other comprehensive loss	$27	$128

The following table provides the components of net periodic pension benefit (cost) for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in $ millions)	2022	2021	2020
Service cost	$5	$6	$7
Interest cost	16	13	15
Expected return on plan assets	(26)	(25)	(24)
Amortization of actuarial loss	2	4	2
Curtailments and settlements	—	(1)	4
Net periodic pension (benefit) cost	$(3)	$(3)	$4

The weighted average assumptions used to determine the net periodic pension benefit (cost) and projected benefit obligation were as follows:

	Year ended December 31,
	2022	2021	2020
Net periodic pension (benefit) cost:
Interest cost discount rate	1.7%	1.2%	1.8%
Expected long-term return on plan assets	4.5%	4.4%	4.4%
Rate of compensation increase	3.1%	2.6%	2.6%

Projected benefit obligation:
Discount rate	4.5%	1.7%	1.2%

The discount rate assumption is developed by determining a constant effective yield that produces the same result as discounting projected plan cash flows using high quality (AA) bond yields of corresponding maturities as of the measurement date. The expected long-term rate of return for plan assets has been determined using historical returns for the different asset classes held by the Company’s trusts and its asset allocation, as well as inputs from internal and external sources regarding expected capital market return, inflation and other variables.

Investment objectives, policies and strategies are generally set by the independent custodians of the pension plans. The overall investment strategy for plan assets is to provide and maintain sufficient assets to meet obligations both as an ongoing business, as well as in the event of termination, at the lowest cost consistent with prudent investment management, actuarial circumstances and economic risk, while minimizing the earnings impact. The assets of the plans are managed in the long-term interests of the participants and beneficiaries of the plans. Investment objectives have been established based on a comprehensive review of the capital markets and each underlying plan’s current and projected financial requirements. The assets and their investments and allocation strategy, is determined by the independent custodians of the pension plan assets with the assistance of independent diversified professional investment management organization. Diversification is provided by using an asset allocation primarily between matching assets / liability-driven investments (combination of bonds and derivatives aimed at hedging against interest and inflation risks associated with pension liabilities) and return-seeking investments consisting of equity, debt, real estate and other funds in proportions expected to provide opportunities for reasonable long-term returns with acceptable levels of investment risk.

The Company’s U.K. defined benefit pension plan has target allocations of 38% for matching assets / liability-driven investments and 62% for return-seeking investments and cash. Certain of the other defined pension plans in Europe invest fully in insurance contracts or collective pension foundation and do not have target assets allocation.

The table below sets out the fair value of pension plan assets as of December 31, 2022:

	As of December 31, 2022
(in $ millions)	Level 1	Level 2	Level 3	Total
Matching assets
Liability-driven investments	$—	$129	$—	$129
Return-seeking assets
Equity funds	—	18	54	72
Debt funds	—	27	8	35
Real estate funds	—	44	19	63
Other	—	8	40	48
Cash and cash equivalents	33	—	—	33
	$33	$226	$121	380
Other investments measured at NAV				45
Total fair value of plan assets				$425

The table below sets out the fair value of pension plan assets as of December 31, 2021:

	As of December 31, 2021
(in $ millions)	Level 1	Level 2	Level 3	Total
Matching assets
Liability-driven investments	$—	$209	$—	$209
Return-seeking assets
Equity funds	—	73	28	101
Debt funds	—	119	11	130
Real estate funds	—	72	19	91
Other	—	41	33	74
Cash and cash equivalents	7	—	—	7
	$7	$514	$91	612
Other investments measured at NAV				58
Total fair value of plan assets				$670

Equity and debt securities are primarily held in pooled investment funds that are valued based on the fair value provided by the fund administrator. Other investments primarily consist of investments in diversified funds. The Company has taken practical expedient for investments that are measured at fair value using the Net Asset Value (“NAV”) and has not classified them in the fair value hierarchy. The fair value amounts presented in the “Other investments measured at NAV” are intended to permit reconciliation of the pension plan assets presented within the fair value hierarchy to the closing balance of total fair value of plan assets.

The Company contributed $32 million, $25 million and $25 million to fund its defined benefit pension plans during the years ended December 31, 2022, 2021 and 2020, respectively. Annual contributions to the Company’s defined benefit pension plans are based on several factors that may vary from year to year. The Company’s policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit plan and tax laws, plus such additional amounts as the Company determines to be appropriate. Past contributions are not always indicative of future contributions. Based on current assumptions, the Company expects to make $27 million in contributions to its defined benefit pension plans in 2023.

The Company expects the defined benefit pension plans to make the following estimated future benefit payments:

(in $ millions)	Amount
2023	$20
2024	20
2025	21
2026	22
2027	24
2028-2032	135